Schedule of Investments (unaudited) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.3%

Australia — 6.3%
AGL Energy Ltd.	8,066	$84,413
Alumina Ltd.	32,547	29,168
AMP Ltd.	38,804	31,689
APA Group(a)	14,530	92,204
Aristocrat Leisure Ltd	7,276	94,280
ASX Ltd.	2,408	113,033
Aurizon Holdings Ltd.	23,960	62,094
AusNet Services	24,028	25,230
Australia & New Zealand Banking Group Ltd.	36,307	380,766
Bendigo & Adelaide Bank Ltd.	6,467	24,845
BGP Holdings plc(b)	253,848	3
BHP Group Ltd.	37,491	680,136
BHP Group plc	26,812	416,113
BlueScope Steel Ltd.	6,737	35,272
Boral Ltd.	15,587	19,578
Brambles Ltd.	19,656	127,051
Caltex Australia Ltd.	3,273	44,195
Challenger Ltd.	7,310	17,856
CIMIC Group Ltd.	1,293	18,313
Coca-Cola Amatil Ltd	6,738	36,367
Cochlear Ltd.	765	87,188
Coles Group Ltd.(c)	14,430	134,387
Commonwealth Bank of Australia	22,530	850,058
Computershare Ltd.	6,136	36,732
Crown Resorts Ltd.	4,428	20,549
CSL Ltd.	5,776	1,047,025
Dexus	14,431	79,971
Flight Centre Travel Group Ltd.(b)	739	4,277
Fortescue Metals Group Ltd.	17,033	104,382
Goodman Group	20,735	151,981
GPT Group (The)	23,998	53,315
Harvey Norman Holdings Ltd.	7,026	12,901
Incitec Pivot Ltd.	21,046	26,106
Insurance Australia Group Ltd.	28,928	109,147
Lendlease Group(a)	6,911	43,331
Macquarie Group Ltd.	4,205	223,950
Magellan Financial Group Ltd.	1,613	42,780
Medibank Pvt Ltd.	36,617	60,217
Mirvac Group	49,339	62,685
National Australia Bank Ltd	36,627	375,715
Newcrest Mining Ltd.	9,819	134,842
Oil Search Ltd.	18,232	26,441
Orica Ltd.	5,028	47,068
Origin Energy Ltd.	21,517	57,821
Qantas Airways Ltd.	9,644	18,763
QBE Insurance Group Ltd.	17,230	89,751
Ramsay Health Care Ltd.	1,993	70,078
REA Group Ltd.	701	32,838
Rio Tinto plc	14,274	654,353
Santos Ltd.	21,942	45,063
Scentre Group	66,680	63,868
SEEK Ltd.	4,434	40,519
Sonic Healthcare Ltd.	5,750	86,422
South32 Ltd.	65,922	72,772
Stockland	32,369	49,774
Suncorp Group Ltd.	15,622	86,753
Sydney Airport(a)	14,680	50,721
Tabcorp Holdings Ltd.	25,426	39,349
Telstra Corp. Ltd.	51,980	97,574
TPG Telecom Ltd.	4,934	21,013
Transurban Group(a)	35,045	261,037
Treasury Wine Estates Ltd.	9,555	59,323

Security	Shares	Value

Australia (continued)
Vicinity Centres	43,755	$27,370
Washington H Soul Pattinson & Co. Ltd.	1,455	15,035
Wesfarmers Ltd.	14,430	305,775
Westpac Banking Corp.	45,365	465,935
WiseTech Global Ltd.	1,912	19,877
Woodside Petroleum Ltd.	11,736	130,228
Woolworths Group Ltd.	16,051	349,051
Worley Ltd.	4,337	16,094

		9,294,811

Austria — 0.2%
ANDRITZ AG	968	30,327
Erste Group Bank AG(c)	3,659	66,988
OMV AG	1,958	53,585
Raiffeisen Bank International AG	1,968	28,308
Verbund AG	920	33,181
voestalpine AG	1,524	30,749

		243,138

Belgium — 0.8%
Ageas	2,267	94,470
Anheuser-Busch InBev SA/NV	9,695	428,227
Colruyt SA	608	32,958
Galapagos NV(c)	573	112,524
Groupe Bruxelles Lambert SA	972	76,478
KBC Group NV	3,211	145,700
Proximus SADP	2,022	46,434
Solvay SA	973	70,122
Telenet Group Holding NV	601	18,047
UCB SA	1,657	141,777
Umicore SA	2,436	84,021

		1,250,758

Chile — 0.0%
Antofagasta plc	5,243	50,073

China — 0.5%
BeiGene Ltd., ADR(c)(d)	441	54,291
BOC Hong Kong Holdings Ltd.	46,500	127,643
Budweiser Brewing Co. APAC Ltd.(c)(e)	15,700	40,376
Prosus NV(c)	6,148	428,197
Yangzijiang Shipbuilding Holdings Ltd.	31,700	18,394

		668,901

Colombia — 0.0%
Millicom International Cellular SA, SDR	1,307	36,313

Denmark — 2.1%
AP Moller - Maersk A/S, Class A	50	41,066
AP Moller - Maersk A/S, Class B	79	70,023
Carlsberg A/S, Class B	1,356	152,658
Chr Hansen Holding A/S	1,315	97,037
Coloplast A/S, Class B	1,524	221,020
Danske Bank A/S	8,480	94,377
Demant A/S(c)	1,342	29,220
DSV Panalpina A/S	2,673	243,053
Genmab A/S(c)	853	171,341
H Lundbeck A/S	927	27,219
ISS A/S	1,827	24,994
Novo Nordisk A/S, Class B	22,519	1,344,747
Novozymes A/S, Class B	2,698	121,024
Orsted A/S(e)	2,396	234,563
Pandora A/S	1,323	42,510
Tryg A/S	1,607	39,114

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S	2,398	$195,115

		3,149,081

Finland — 1.1%
Elisa OYJ	1,747	107,831
Fortum OYJ	5,443	79,180
Kone OYJ, Class B	4,334	242,707
Metso OYJ(c)	1,399	32,968
Neste OYJ	5,519	183,493
Nokia OYJ	71,191	219,258
Nokian Renkaat OYJ	1,554	37,107
Nordea Bank Abp	40,628	228,506
Orion OYJ, Class B	1,385	56,364
Sampo OYJ, Class A	5,572	160,746
Stora Enso OYJ, Class R	7,327	73,262
UPM-Kymmene OYJ	6,733	183,588
Wartsila OYJ Abp	5,901	43,092

		1,648,102

France — 10.1%
Accor SA	2,301	61,819
Aeroports de Paris	395	38,159
Air Liquide SA(d)	6,020	768,438
Airbus SE	7,409	477,746
Alstom SA(c)	2,360	97,449
Amundi SA(e)	804	46,519
Arkema SA	814	55,576
Atos SE	1,264	84,214
AXA SA	24,722	418,592
BioMerieux	551	62,378
BNP Paribas SA	14,315	417,930
Bollore SA	11,639	31,631
Bouygues SA	2,914	84,568
Bureau Veritas SA	3,526	66,461
Capgemini SE	2,042	170,634
Carrefour SA	7,725	122,474
Casino Guichard Perrachon SA(d)	735	28,129
Cie de Saint-Gobain	6,365	152,731
Cie Generale des Etablissements Michelin SCA(d)	2,157	188,921
CNP Assurances(d)	2,282	22,096
Covivio	612	34,370
Credit Agricole SA	14,266	100,945
Danone SA	7,856	502,770
Dassault Aviation SA	33	27,099
Dassault Systemes SE	1,682	245,557
Edenred	3,130	129,893
Eiffage SA	969	68,783
Electricite de France SA	7,785	60,875
Engie SA	23,207	237,650
EssilorLuxottica SA	3,575	382,021
Eurazeo SE	537	24,095
Eutelsat Communications SA	2,321	24,127
Faurecia SE	1,009	29,545
Gecina SA	601	79,085
Getlink SE	5,858	70,851
Hermes International	403	274,206
ICADE	379	29,747
Iliad SA	193	26,004
Ingenico Group SA	788	82,369
Ipsen SA	501	25,681
JCDecaux SA	990	17,600
Kering SA	958	499,514
Klepierre SA(d)	2,450	46,701
Legrand SA	3,407	217,305

Security	Shares	Value

France (continued)
L’Oreal SA(d)	3,196	$827,160
LVMH Moet Hennessy Louis Vuitton SE	3,538	1,297,567
Natixis SA(d)	12,518	39,860
Orange SA	25,324	306,609
Pernod Ricard SA	2,677	379,964
Peugeot SA	7,357	95,783
Publicis Groupe SA	2,776	79,335
Remy Cointreau SA(d)	300	32,697
Renault SA	2,559	48,633
Safran SA	4,155	368,121
Sanofi	14,352	1,242,523
Sartorius Stedim Biotech	332	66,252
Schneider Electric SE	7,036	594,703
SCOR SE	1,940	42,682
SEB SA	300	37,157
Societe Generale SA	10,388	170,178
Sodexo SA	1,160	77,900
Suez	4,361	44,305
Teleperformance	732	151,610
Thales SA	1,328	109,979
TOTAL SA	30,545	1,150,900
Ubisoft Entertainment SA(c)	1,039	75,942
Unibail-Rodamco-Westfield	1,787	102,442
Valeo SA	3,186	51,855
Veolia Environnement SA	6,776	143,115
Vinci SA(d)	6,547	534,951
Vivendi SA	10,445	220,843
Wendel SA	369	29,282
Worldline SA(c)(e)	1,667	98,388

		15,053,994

Germany — 7.4%
adidas AG	2,296	509,775
Allianz SE (Registered)	5,309	904,110
Aroundtown SA	15,905	79,612
BASF SE	11,689	546,367
Bayer AG (Registered)	12,097	693,140
Bayerische Motoren Werke AG	4,202	214,509
Beiersdorf AG	1,340	134,926
Brenntag AG	2,054	74,626
Carl Zeiss Meditec AG	538	51,229
Commerzbank AG(c)	13,321	47,421
Continental AG	1,346	95,967
Covestro AG(e)	2,111	64,065
Daimler AG (Registered)	11,664	348,336
Delivery Hero SE(c)(e)	1,471	108,154
Deutsche Bank AG (Registered)	24,963	158,692
Deutsche Boerse AG	2,418	332,195
Deutsche Lufthansa AG (Registered)	3,133	29,303
Deutsche Post AG (Registered)	12,555	336,582
Deutsche Telekom AG (Registered) .	42,419	547,860
Deutsche Wohnen SE	4,524	171,454
E.ON SE	28,573	293,093
Evonik Industries AG	2,169	45,296
Fraport AG Frankfurt Airport Services Worldwide	553	22,261
Fresenius Medical Care AG & Co. KGaA	2,721	177,616
Fresenius SE & Co. KGaA	5,288	196,886
GEA Group AG	1,958	40,448
Hannover Rueck SE	747	105,481
HeidelbergCement AG	1,979	84,549
Henkel AG & Co. KGaA	1,370	100,637
HOCHTIEF AG	256	16,809
Infineon Technologies AG	16,272	234,899

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	801	$34,473
Knorr-Bremse AG(c)	646	56,794
LANXESS AG	1,089	43,347
Merck KGaA	1,644	165,982
METRO AG	2,394	20,390
MTU Aero Engines AG	650	93,988
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,859	373,790
Puma SE	1,100	64,631
RWE AG	7,415	193,914
SAP SE	12,508	1,396,493
Siemens AG (Registered)	9,736	815,245
Siemens Healthineers AG(e)	1,994	77,081
Symrise AG	1,640	151,715
Telefonica Deutschland Holding AG .	9,887	24,274
thyssenkrupp AG	5,144	27,094
TUI AG	5,857	25,636
Uniper SE	2,676	65,731
United Internet AG (Registered)	1,341	38,993
Volkswagen AG	432	56,677
Vonovia SE	6,510	323,830
Wirecard AG	1,480	166,752
Zalando SE(c)(e)	1,823	68,709

		11,051,837

Hong Kong — 3.1%
AIA Group Ltd.	153,754	1,376,812
ASM Pacific Technology Ltd.	4,000	37,089
Bank of East Asia Ltd. (The)	16,825	35,955
CK Asset Holdings Ltd.	33,159	179,910
CK Infrastructure Holdings Ltd	9,000	47,645
CLP Holdings Ltd.	20,783	190,372
Dairy Farm International Holdings Ltd.	4,500	20,698
Hang Lung Properties Ltd	27,000	54,447
Hang Seng Bank Ltd.	9,574	163,115
Henderson Land Development Co. Ltd.	18,836	71,292
HK Electric Investments & HK Electric Investments Ltd.(a)	35,000	33,603
HKT Trust & HKT Ltd.(a)	50,100	68,138
Hong Kong & China Gas Co. Ltd.	127,184	208,255
Hong Kong Exchanges & Clearing Ltd.	15,407	461,583
Hongkong Land Holdings Ltd.	13,800	51,631
Jardine Matheson Holdings Ltd.	2,700	135,896
Jardine Strategic Holdings Ltd	2,900	64,811
Kerry Properties Ltd.	8,500	22,228
Link REIT	26,700	225,040
Melco Resorts & Entertainment Ltd., ADR(d)	2,854	35,390
MTR Corp. Ltd.	20,000	102,873
New World Development Co. Ltd.	81,445	86,843
NWS Holdings Ltd	20,254	20,641
PCCW Ltd.	56,000	30,709
Power Assets Holdings Ltd.	17,000	100,848
Sino Land Co. Ltd.	37,311	46,958
Sun Hung Kai Properties Ltd	20,000	261,481
Swire Pacific Ltd., Class A	6,500	41,377
Swire Properties Ltd.	15,600	43,582
Techtronic Industries Co. Ltd	17,500	111,123
Vitasoy International Holdings Ltd.	10,000	30,094
WH Group Ltd.(e)	117,000	107,992
Wharf Real Estate Investment Co. Ltd.	15,953	65,071
Wheelock & Co. Ltd.	11,000	74,535

Security	Shares	Value

Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	10,000	$15,281

		4,623,318

Ireland — 0.6%
AerCap Holdings NV(c)	1,611	36,715
AIB Group plc	10,827	12,005
Bank of Ireland Group plc	12,910	24,065
CRH plc	9,929	268,509
Flutter Entertainment plc	968	87,075
Kerry Group plc, Class A	2,022	234,603
Kingspan Group plc	1,962	105,800
Smurfit Kappa Group plc	2,996	84,871

		853,643

Israel — 0.6%
Azrieli Group Ltd.	564	32,247
Bank Hapoalim BM(c)	14,196	85,061
Bank Leumi Le-Israel BM	18,004	99,273
Check Point Software Technologies Ltd.(c)(d)	1,525	153,324
Elbit Systems Ltd.	313	40,561
Isracard Ltd.	1	2
Israel Chemicals Ltd.	9,360	29,810
Israel Discount Bank Ltd., Class A	15,549	45,339
Mizrahi Tefahot Bank Ltd.	1,858	34,198
Nice Ltd.(c)	814	117,701
Teva Pharmaceutical Industries Ltd., ADR(d)	14,395	129,267
Wix.com Ltd.(c)(d)	587	59,181

		825,964

Italy — 1.9%
Assicurazioni Generali SpA	13,637	184,710
Atlantia SpA	6,193	76,932
Davide Campari-Milano SpA	7,722	55,377
Enel SpA	103,512	714,010
Eni SpA	32,371	321,686
Ferrari NV	1,521	234,287
FinecoBank Banca Fineco SpA	7,920	71,257
Intesa Sanpaolo SpA	190,720	308,597
Leonardo SpA	5,381	35,575
Mediobanca Banca di Credito Finanziario SpA	8,248	44,978
Moncler SpA	2,379	86,450
Pirelli & C SpA(c)(e)	5,318	18,763
Poste Italiane SpA(e)	6,946	58,463
Prysmian SpA	3,194	50,711
Recordati SpA	1,390	58,564
Snam SpA	25,938	118,545
Telecom Italia SpA	80,145	31,313
Telecom Italia SpA(c)	121,714	49,266
Terna Rete Elettrica Nazionale SpA	17,258	108,482
UniCredit SpA	25,445	196,858

		2,824,824

Japan — 25.5%
ABC-Mart, Inc.	400	20,019
Acom Co. Ltd.	5,300	21,523
Advantest Corp.	2,500	99,575
Aeon Co. Ltd.	8,100	179,448
AEON Financial Service Co. Ltd.	1,500	16,026
Aeon Mall Co. Ltd.	1,400	17,670
AGC, Inc.	2,200	53,609
Air Water, Inc.	2,000	27,390

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aisin Seiki Co. Ltd.	1,900	$46,533
Ajinomoto Co., Inc.	5,600	104,353
Alfresa Holdings Corp.	2,500	46,529
Alps Alpine Co. Ltd.	2,500	24,089
Amada Holdings Co. Ltd.	4,500	35,271
ANA Holdings, Inc.	1,500	36,546
Aozora Bank Ltd.	1,600	30,535
Asahi Group Holdings Ltd.	4,500	145,994
Asahi Intecc Co. Ltd.	2,600	64,303
Asahi Kasei Corp.	15,700	110,007
Astellas Pharma, Inc.	23,900	368,236
Bandai Namco Holdings, Inc.	2,500	121,258
Bank of Kyoto Ltd. (The)	700	22,184
Benesse Holdings, Inc.	1,000	25,448
Bridgestone Corp.	7,300	223,457
Brother Industries Ltd.	3,000	45,439
Calbee, Inc.	1,100	29,686
Canon, Inc.	12,700	275,983
Casio Computer Co. Ltd.	2,600	36,377
Central Japan Railway Co.	1,800	288,488
Chiba Bank Ltd. (The)	6,300	27,425
Chubu Electric Power Co., Inc.	8,100	114,317
Chugai Pharmaceutical Co. Ltd.	2,800	323,948
Chugoku Electric Power Co., Inc. (The)	3,700	51,623
Coca-Cola Bottlers Japan Holdings, Inc.	1,400	28,733
Concordia Financial Group Ltd.	14,300	41,622
Credit Saison Co. Ltd.	2,100	24,364
CyberAgent, Inc.	1,300	50,383
Dai Nippon Printing Co. Ltd.	3,200	68,004
Daicel Corp.	3,500	25,463
Daifuku Co. Ltd.	1,300	81,469
Dai-ichi Life Holdings, Inc.	14,000	166,252
Daiichi Sankyo Co. Ltd.(d)	7,113	488,497
Daikin Industries Ltd.	3,100	374,214
Daito Trust Construction Co. Ltd.	900	83,577
Daiwa House Industry Co. Ltd.	7,200	177,893
Daiwa House REIT Investment Corp.	23	56,371
Daiwa Securities Group, Inc.	20,500	79,218
Denso Corp.	5,600	178,945
Dentsu Group, Inc.	2,900	56,034
Disco Corp.	300	58,366
East Japan Railway Co.	3,800	287,548
Eisai Co. Ltd.	3,200	234,072
Electric Power Development Co. Ltd.	1,980	39,683
FamilyMart Co. Ltd.	3,200	57,459
FANUC Corp.	2,400	320,702
Fast Retailing Co. Ltd.	700	285,630
Fuji Electric Co. Ltd.	1,600	35,876
FUJIFILM Holdings Corp.	4,600	226,686
Fujitsu Ltd.	2,500	225,172
Fukuoka Financial Group, Inc.	1,900	25,064
GMO Payment Gateway, Inc.	500	35,043
Hakuhodo DY Holdings, Inc.	3,100	31,279
Hamamatsu Photonics KK	1,700	69,079
Hankyu Hanshin Holdings, Inc.	3,000	100,786
Hikari Tsushin, Inc.	200	33,467
Hino Motors Ltd.	3,400	18,133
Hirose Electric Co. Ltd.	435	44,845
Hisamitsu Pharmaceutical Co., Inc.	500	23,202
Hitachi Chemical Co. Ltd.	1,400	59,575
Hitachi Construction Machinery Co. Ltd.	1,400	28,078
Hitachi High-Tech Corp.	900	66,485
Hitachi Ltd.	12,400	356,207
Hitachi Metals Ltd.	2,900	30,440
Honda Motor Co. Ltd.(d)	20,900	467,668

Security	Shares	Value

Japan (continued)
Hoshizaki Corp.	700	$52,361
Hoya Corp.	4,800	408,151
Hulic Co. Ltd.	4,000	40,480
Idemitsu Kosan Co. Ltd.	2,425	55,347
IHI Corp.	2,000	23,291
Iida Group Holdings Co. Ltd.	2,000	27,642
Inpex Corp.	13,600	76,297
Isetan Mitsukoshi Holdings Ltd.	4,480	25,992
Isuzu Motors Ltd.	7,300	48,311
ITOCHU Corp.	17,300	358,017
Itochu Techno-Solutions Corp.	1,300	37,024
J Front Retailing Co. Ltd.	3,100	25,585
Japan Airlines Co. Ltd.	1,500	27,566
Japan Airport Terminal Co. Ltd.	600	23,059
Japan Exchange Group, Inc.	6,300	110,558
Japan Post Bank Co. Ltd.(d)	5,400	49,870
Japan Post Holdings Co. Ltd.	19,800	154,888
Japan Post Insurance Co. Ltd.	3,000	37,065
Japan Prime Realty Investment Corp.	11	33,234
Japan Real Estate Investment Corp.	17	99,931
Japan Retail Fund Investment Corp.	35	39,787
Japan Tobacco, Inc.	15,500	286,699
JFE Holdings, Inc.	6,500	42,120
JGC Holdings Corp.	2,800	22,350
JSR Corp.	2,600	47,521
JTEKT Corp.	2,700	18,236
JXTG Holdings, Inc.	39,550	134,762
Kajima Corp.	6,000	61,329
Kakaku.com, Inc.	1,800	32,921
Kamigumi Co. Ltd.	1,400	23,631
Kansai Electric Power Co., Inc. (The)	9,400	104,631
Kansai Paint Co. Ltd.	2,400	45,523
Kao Corp.	6,100	496,956
Kawasaki Heavy Industries Ltd.	1,900	27,337
KDDI Corp.	22,500	664,618
Keihan Holdings Co. Ltd.	1,300	57,664
Keikyu Corp.	2,900	48,791
Keio Corp.	1,200	70,840
Keisei Electric Railway Co. Ltd.	1,700	49,127
Keyence Corp.	2,256	725,332
Kikkoman Corp.	1,900	80,559
Kintetsu Group Holdings Co. Ltd.	2,100	97,193
Kirin Holdings Co. Ltd.	10,400	205,403
Kobayashi Pharmaceutical Co. Ltd.	600	55,513
Koito Manufacturing Co. Ltd.	1,400	47,067
Komatsu Ltd.	11,700	189,346
Konami Holdings Corp.	1,200	36,807
Konica Minolta, Inc.	6,000	24,173
Kose Corp.	400	49,497
Kubota Corp.	13,500	171,707
Kuraray Co. Ltd.	4,200	42,258
Kurita Water Industries Ltd.	1,300	29,825
Kyocera Corp.	4,100	241,944
Kyowa Kirin Co. Ltd.	2,900	64,814
Kyushu Electric Power Co., Inc.	5,000	40,101
Kyushu Railway Co.	2,100	60,323
Lawson, Inc.	700	38,423
LINE Corp.(c)	800	38,624
Lion Corp.	3,000	63,979
LIXIL Group Corp.	3,500	43,124
M3, Inc.	5,600	165,184
Makita Corp.	2,700	82,360
Marubeni Corp.	19,400	96,283
Marui Group Co. Ltd.	2,500	41,822
Maruichi Steel Tube Ltd.	700	16,765

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mazda Motor Corp.	7,600	$40,135
McDonald’s Holdings Co. Japan Ltd.	900	40,592
Mebuki Financial Group, Inc.	10,980	22,271
Medipal Holdings Corp.	2,300	42,978
MEIJI Holdings Co. Ltd.	1,500	106,299
Mercari, Inc.(c)	1,000	19,421
MINEBEA MITSUMI, Inc.	4,600	67,944
MISUMI Group, Inc.	3,800	82,198
Mitsubishi Chemical Holdings Corp.	15,800	93,821
Mitsubishi Corp.	17,300	365,934
Mitsubishi Electric Corp.(d)	23,600	288,303
Mitsubishi Estate Co. Ltd.	15,000	221,537
Mitsubishi Gas Chemical Co., Inc.	2,200	23,740
Mitsubishi Heavy Industries Ltd.	4,000	100,808
Mitsubishi Materials Corp.	1,400	28,620
Mitsubishi Motors Corp.	8,900	25,076
Mitsubishi UFJ Financial Group, Inc.	156,560	585,778
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,400	26,432
Mitsui & Co. Ltd.	20,800	288,781
Mitsui Chemicals, Inc.	2,400	45,173
Mitsui Fudosan Co. Ltd.	11,000	190,462
Mitsui OSK Lines Ltd.	1,500	24,042
Mizuho Financial Group, Inc.	303,700	348,429
MonotaRO Co. Ltd.	1,700	44,916
MS&AD Insurance Group Holdings, Inc.	6,000	167,407
Murata Manufacturing Co. Ltd.	7,300	362,918
Nabtesco Corp.	1,500	34,312
Nagoya Railroad Co. Ltd.	2,400	67,478
NEC Corp.	3,200	116,522
Nexon Co. Ltd.(c)	5,900	96,411
NGK Insulators Ltd.	3,500	45,552
NGK Spark Plug Co. Ltd.	2,100	29,436
NH Foods Ltd.	900	31,321
Nidec Corp.	5,600	288,593
Nikon Corp.	4,300	39,467
Nintendo Co. Ltd.	1,400	544,115
Nippon Building Fund, Inc.	17	114,358
Nippon Express Co. Ltd.	1,000	48,779
Nippon Paint Holdings Co. Ltd.	1,900	98,899
Nippon Prologis REIT, Inc.	23	57,870
Nippon Shinyaku Co. Ltd.	600	46,984
Nippon Steel Corp.	9,900	84,391
Nippon Telegraph & Telephone Corp.	16,200	387,449
Nippon Yusen KK	2,000	23,623
Nissan Chemical Corp.	1,500	54,326
Nissan Motor Co. Ltd.	28,700	96,022
Nisshin Seifun Group, Inc.	2,600	43,374
Nissin Foods Holdings Co. Ltd.	800	66,390
Nitori Holdings Co. Ltd.	1,000	135,141
Nitto Denko Corp.	2,100	93,280
Nomura Holdings, Inc.	42,000	177,244
Nomura Real Estate Holdings, Inc.	1,700	27,507
Nomura Real Estate Master Fund, Inc.	52	66,140
Nomura Research Institute Ltd.	4,410	93,151
NSK Ltd.	4,800	30,553
NTT Data Corp.	7,700	73,709
NTT DOCOMO, Inc.	16,900	528,515
Obayashi Corp.	8,600	72,976
Obic Co. Ltd.	800	104,232
Odakyu Electric Railway Co. Ltd.	3,900	85,649
Oji Holdings Corp.	11,600	61,668
Olympus Corp.	14,900	214,788
Omron Corp.	2,400	124,086
Ono Pharmaceutical Co. Ltd.	4,700	108,008

Security	Shares	Value

Japan (continued)
Oracle Corp. Japan	500	$43,611
Oriental Land Co. Ltd.	2,500	319,143
ORIX Corp.	16,600	198,049
Orix JREIT, Inc.	31	40,773
Osaka Gas Co. Ltd.	5,000	93,888
Otsuka Corp.	1,400	59,683
Otsuka Holdings Co. Ltd.	4,900	191,190
Pan Pacific International Holdings Corp.	5,800	109,836
Panasonic Corp.	28,600	216,514
Park24 Co. Ltd.	1,500	22,113
PeptiDream, Inc.(c)	1,200	41,771
Persol Holdings Co. Ltd.	2,400	24,015
Pigeon Corp.	1,600	61,256
Pola Orbis Holdings, Inc.	1,200	22,061
Rakuten, Inc.	11,400	85,945
Recruit Holdings Co. Ltd.	17,200	444,298
Renesas Electronics Corp.(c)	9,700	34,504
Resona Holdings, Inc.	27,800	83,353
Ricoh Co. Ltd.	8,900	64,981
Rinnai Corp.	400	28,196
Rohm Co. Ltd	1,100	59,710
Ryohin Keikaku Co. Ltd.	3,000	33,362
Sankyo Co. Ltd.	600	17,400
Santen Pharmaceutical Co. Ltd.	4,400	75,512
SBI Holdings, Inc.	2,945	42,910
Secom Co. Ltd.	2,700	223,312
Sega Sammy Holdings, Inc.	2,268	27,516
Seibu Holdings, Inc.	2,600	28,660
Seiko Epson Corp.	3,700	39,823
Sekisui Chemical Co. Ltd.	4,900	64,553
Sekisui House Ltd.	7,800	128,638
Seven & i Holdings Co. Ltd.	9,640	318,360
Seven Bank Ltd.	7,900	20,389
SG Holdings Co. Ltd.	1,700	40,491
Sharp Corp.	2,300	23,875
Shimadzu Corp.	3,000	78,295
Shimamura Co. Ltd.	300	18,130
Shimano, Inc.	900	128,352
Shimizu Corp.	7,300	56,807
Shin-Etsu Chemical Co. Ltd.	4,500	442,293
Shinsei Bank Ltd.	2,100	27,814
Shionogi & Co. Ltd.	3,500	172,408
Shiseido Co. Ltd.	5,100	299,739
Shizuoka Bank Ltd. (The)	5,700	34,609
Showa Denko KK	1,800	36,929
SMC Corp.	700	293,471
Softbank Corp.	21,300	271,334
SoftBank Group Corp.	19,900	704,508
Sohgo Security Services Co. Ltd.	900	43,685
Sompo Holdings, Inc.	4,400	135,625
Sony Corp.	16,200	959,584
Sony Financial Holdings, Inc.	1,800	30,225
Square Enix Holdings Co. Ltd.	1,200	53,611
Stanley Electric Co. Ltd.	1,800	35,332
Subaru Corp.	7,800	149,098
SUMCO Corp.	3,100	39,391
Sumitomo Chemical Co. Ltd.	20,000	59,089
Sumitomo Corp.	15,000	171,064
Sumitomo Dainippon Pharma Co. Ltd.	2,100	27,261
Sumitomo Electric Industries Ltd.	9,200	96,121
Sumitomo Heavy Industries Ltd.	1,500	26,837
Sumitomo Metal Mining Co. Ltd.	3,100	63,378
Sumitomo Mitsui Financial Group, Inc.	16,600	403,270
Sumitomo Mitsui Trust Holdings, Inc.	4,100	117,794

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Realty & Development Co. Ltd.	4,200	$102,555
Sumitomo Rubber Industries Ltd.	2,300	21,603
Sundrug Co. Ltd.	1,000	32,044
Suntory Beverage & Food Ltd.	1,800	68,020
Suzuken Co. Ltd.	1,000	36,332
Suzuki Motor Corp.	4,800	114,294
Sysmex Corp.	2,000	144,750
T&D Holdings, Inc.	6,400	51,882
Taiheiyo Cement Corp.	1,600	27,253
Taisei Corp.	2,500	76,245
Taisho Pharmaceutical Holdings Co. Ltd.	500	30,690
Taiyo Nippon Sanso Corp.	1,700	25,155
Takeda Pharmaceutical Co. Ltd.(d)	18,971	577,631
TDK Corp.	1,700	130,712
Teijin Ltd.	2,400	40,596
Terumo Corp.	8,100	277,517
THK Co. Ltd.	1,600	32,238
Tobu Railway Co. Ltd.	2,500	87,217
Toho Co. Ltd.	1,500	45,865
Toho Gas Co. Ltd.	1,000	45,081
Tohoku Electric Power Co., Inc.	5,700	54,793
Tokio Marine Holdings, Inc.	8,100	370,612
Tokyo Century Corp.	600	18,775
Tokyo Electric Power Co. Holdings, Inc.(c)	19,200	66,792
Tokyo Electron Ltd.	2,000	372,747
Tokyo Gas Co. Ltd.	4,800	113,104
Tokyu Corp.	6,600	103,715
Tokyu Fudosan Holdings Corp.	6,800	32,661
Toppan Printing Co. Ltd.	3,300	50,385
Toray Industries, Inc.	18,400	79,645
Toshiba Corp.	5,000	109,592
Tosoh Corp.	3,500	39,554
TOTO Ltd.	1,900	62,677
Toyo Seikan Group Holdings Ltd.	2,000	22,814
Toyo Suisan Kaisha Ltd.	1,200	57,999
Toyoda Gosei Co. Ltd.	900	15,317
Toyota Industries Corp.	1,900	90,592
Toyota Motor Corp.	29,100	1,753,709
Toyota Tsusho Corp.	2,800	65,406
Trend Micro, Inc.	1,600	79,012
Tsuruha Holdings, Inc.	500	65,924
Unicharm Corp.	5,100	190,913
United Urban Investment Corp.	39	39,018
USS Co. Ltd.	2,900	39,766
Welcia Holdings Co. Ltd.	600	42,130
West Japan Railway Co.	2,100	143,629
Yakult Honsha Co. Ltd.	1,500	88,365
Yamada Denki Co. Ltd.	8,400	33,457
Yamaha Corp.	1,800	69,760
Yamaha Motor Co. Ltd.	3,700	44,492
Yamato Holdings Co. Ltd.	4,100	64,046
Yamazaki Baking Co. Ltd.	1,600	33,348
Yaskawa Electric Corp.	3,200	87,010
Yokogawa Electric Corp.	3,000	35,888
Yokohama Rubber Co. Ltd. (The)	1,600	19,835
Z Holdings Corp.	34,800	110,948
ZOZO, Inc.	1,400	18,790

		37,939,790

Luxembourg — 0.1%
ArcelorMittal SA	8,585	81,047
Eurofins Scientific SE	152	74,176

Security	Shares	Value

Luxembourg (continued)
SES SA, FDR	4,843	$28,411
Tenaris SA	6,279	37,880

		221,514

Macau — 0.2%
Galaxy Entertainment Group Ltd.	28,000	147,471
Sands China Ltd.	30,400	110,598
SJM Holdings Ltd.	26,000	21,695
Wynn Macau Ltd.	20,800	31,194

		310,958

Netherlands — 4.2%
ABN AMRO Bank NV, CVA(e)	5,624	45,637
Adyen NV(c)(e)	128	108,786
Aegon NV	23,684	59,148
Akzo Nobel NV	2,630	172,972
Altice Europe NV(c)	6,672	25,750
ASML Holding NV	5,417	1,428,002
EXOR NV	1,319	67,980
Heineken Holding NV	1,432	111,594
Heineken NV	3,354	284,634
ING Groep NV	49,002	251,091
Just Eat Takeaway.com NV(c)(e)	1,499	113,359
Koninklijke Ahold Delhaize NV	13,979	325,663
Koninklijke DSM NV	2,306	259,399
Koninklijke KPN NV	44,704	106,906
Koninklijke Philips NV	11,463	470,641
Koninklijke Vopak NV	935	49,097
NN Group NV	4,004	108,812
NXP Semiconductors NV	3,557	294,982
Randstad NV	1,584	55,902
Royal Dutch Shell plc, Class A	53,203	924,332
Royal Dutch Shell plc, Class B	47,522	797,137
Wolters Kluwer NV	3,430	242,790

		6,304,614

New Zealand — 0.3%
a2 Milk Co. Ltd.(c)	9,707	99,163
Auckland International Airport Ltd.	12,791	38,114
Fisher & Paykel Healthcare Corp. Ltd.	7,121	129,449
Fletcher Building Ltd.	11,346	23,614
Mercury NZ Ltd.	8,325	20,844
Meridian Energy Ltd.	17,039	40,665
Ryman Healthcare Ltd.	5,318	32,259
Spark New Zealand Ltd.	21,630	52,642

		436,750

Norway — 0.5%
Aker BP ASA(d)	1,436	18,013
DNB ASA	11,820	131,686
Equinor ASA	13,127	163,643
Gjensidige Forsikring ASA(d)	2,659	45,281
Mowi ASA	5,540	83,762
Norsk Hydro ASA	17,881	38,554
Orkla ASA	9,787	83,852
Schibsted ASA, Class B	1,303	23,571
Telenor ASA	8,961	130,971
Yara International ASA	2,124	67,159

		786,492

Portugal — 0.2%
EDP - Energias de Portugal SA	31,796	127,928
Galp Energia SGPS SA	6,665	76,222

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	3,347	$60,410

		264,560

Russia — 0.0%
Evraz plc	6,748	19,307

Singapore — 1.2%
Ascendas REIT	38,235	75,706
CapitaLand Commercial Trust	34,838	37,383
CapitaLand Ltd.	34,092	68,318
CapitaLand Mall Trust	33,000	41,378
City Developments Ltd.(d)	5,431	27,539
ComfortDelGro Corp. Ltd.	28,800	30,667
DBS Group Holdings Ltd.(d)	22,867	298,372
Genting Singapore Ltd.	80,400	38,975
Jardine Cycle & Carriage Ltd.	1,283	17,640
Keppel Corp. Ltd.	17,302	64,352
Mapletree Commercial Trust	22,200	28,473
Oversea-Chinese Banking Corp. Ltd.	42,535	257,717
SATS Ltd.	9,000	20,006
Sembcorp Industries Ltd.	13,100	14,381
Singapore Airlines Ltd.	7,200	29,226
Singapore Exchange Ltd.	9,500	61,184
Singapore Press Holdings Ltd.	21,330	27,580
Singapore Technologies Engineering Ltd.	20,781	45,465
Singapore Telecommunications Ltd.	106,950	190,662
Suntec REIT	24,100	21,076
United Overseas Bank Ltd.	16,059	220,330
UOL Group Ltd.	5,646	25,903
Venture Corp. Ltd.	3,600	34,294
Wilmar International Ltd.	22,600	51,108

		1,727,735

South Africa — 0.2%
Anglo American plc	12,895	225,967
Mondi plc	6,082	102,637

		328,604

Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	3,418	67,879
Aena SME SA(e)	827	89,725
Amadeus IT Group SA	5,504	259,067
Banco Bilbao Vizcaya Argentaria SA	84,819	262,647
Banco de Sabadell SA	67,363	34,067
Banco Santander SA	211,496	503,112
Bankia SA	16,407	17,891
Bankinter SA	8,963	32,514
CaixaBank SA	47,036	87,045
Cellnex Telecom SA(c)(e)	3,139	142,393
Enagas SA	3,015	59,478
Endesa SA	4,163	88,091
Ferrovial SA	6,147	145,910
Grifols SA	3,727	124,696
Iberdrola SA	78,345	766,293
Industria de Diseno Textil SA	13,883	359,759
Mapfre SA	14,331	24,311
Naturgy Energy Group SA	3,869	67,877
Red Electrica Corp. SA	5,673	101,941
Repsol SA	17,590	156,925
Siemens Gamesa Renewable Energy SA(c)	3,170	46,777

Security	Shares	Value

Spain (continued)
Telefonica SA	59,573	$271,122

		3,709,520

Sweden — 2.5%
Alfa Laval AB	3,904	66,840
Assa Abloy AB, Class B	12,747	237,970
Atlas Copco AB, Class A	8,546	284,191
Atlas Copco AB, Class B	4,835	140,647
Boliden AB(c)	3,637	65,247
Electrolux AB	2,964	36,616
Epiroc AB, Class A(c)	8,142	80,455
Epiroc AB, Class B(c)	5,188	51,137
Essity AB, Class B	7,695	235,725
Hennes & Mauritz AB, Class B	10,224	130,834
Hexagon AB, Class B	3,437	145,334
Husqvarna AB, Class B	5,551	27,615
ICA Gruppen AB	1,070	44,689
Industrivarden AB, Class C	2,221	42,527
Investor AB, Class B	5,739	258,907
Kinnevik AB, Class B	3,118	50,853
L E Lundbergforetagen AB, Class B	1,010	40,943
Lundin Petroleum AB	2,489	46,984
Sandvik AB	14,218	200,000
Securitas AB, Class B	4,163	44,721
Skandinaviska Enskilda Banken AB, Class A	20,626	138,134
Skanska AB, Class B	4,112	61,882
SKF AB, Class B	5,029	68,531
Svenska Handelsbanken AB, Class A	19,458	160,472
Swedbank AB, Class A	11,445	126,230
Swedish Match AB	2,143	121,336
Tele2 AB, Class B	6,403	85,307
Telefonaktiebolaget LM Ericsson, Class B	38,891	314,821
Telia Co. AB	35,360	126,567
Volvo AB, Class B	19,225	228,507

		3,664,022

Switzerland — 10.7%
ABB Ltd. (Registered)	23,760	412,974
Adecco Group AG (Registered)	2,034	80,153
Alcon, Inc.(c)	5,349	274,033
Baloise Holding AG (Registered)	649	84,611
Barry Callebaut AG (Registered)	40	80,062
Chocoladefabriken Lindt & Spruengli AG	14	117,509
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	86,794
Cie Financiere Richemont SA (Registered)	6,606	353,116
Clariant AG (Registered)(c)	2,648	44,074
Coca-Cola HBC AG(c)	2,617	56,125
Credit Suisse Group AG (Registered)(c)	32,530	262,561
Dufry AG (Registered)(c)	430	13,197
EMS-Chemie Holding AG (Registered)	109	67,980
Geberit AG (Registered)	468	205,068
Givaudan SA (Registered)(c)	118	363,083
Glencore plc(c)	135,454	205,016
Julius Baer Group Ltd.(c)	2,750	92,118
Kuehne + Nagel International AG (Registered)	667	90,859
LafargeHolcim Ltd. (Registered)(c)	6,292	229,617
Lonza Group AG (Registered)(c)	955	392,814
Nestle SA (Registered)	37,875	3,877,180
Novartis AG (Registered)	27,341	2,255,601

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Pargesa Holding SA, Class BR	513	$33,870
Partners Group Holding AG	240	164,320
Roche Holding AG	8,941	2,876,695
Schindler Holding AG	508	111,139
Schindler Holding AG (Registered)	268	56,112
SGS SA (Registered)	79	182,212
Sika AG (Registered)(d)	1,620	266,025
Sonova Holding AG (Registered)	692	123,394
STMicroelectronics NV	8,725	187,558
Straumann Holding AG (Registered) .	137	100,161
Swatch Group AG (The)	377	74,042
Swatch Group AG (The) (Registered)	742	28,726
Swiss Life Holding AG (Registered)(c)	421	141,307
Swiss Prime Site AG (Registered)(c)	947	92,172
Swiss Re AG(d)	3,750	288,746
Swisscom AG (Registered)	329	176,173
Temenos AG (Registered)(c)	803	104,671
UBS Group AG (Registered)(c)	49,114	450,185
Vifor Pharma AG	605	82,769
Zurich Insurance Group AG	1,904	668,888

		15,853,710

United Arab Emirates — 0.0%
NMC Health plc(b)	1,119	—

United Kingdom — 13.2%
3i Group plc	12,301	119,192
Admiral Group plc	2,316	63,783
Ashtead Group plc	5,873	126,939
Associated British Foods plc	4,434	99,320
AstraZeneca plc	16,696	1,487,595
Auto Trader Group plc(e)	12,141	65,607
AVEVA Group plc	823	35,459
Aviva plc	48,823	160,518
BAE Systems plc	41,041	263,689
Barclays plc	220,316	250,374
Barratt Developments plc	13,463	72,772
Berkeley Group Holdings plc	1,532	68,379
BP plc	257,969	1,057,916
British American Tobacco plc	29,193	994,467
British Land Co. plc (The)	11,235	46,852
BT Group plc	108,847	158,325
Bunzl plc	4,137	82,809
Burberry Group plc	5,393	87,662
Centrica plc	74,586	35,144
CK Hutchison Holdings Ltd.	34,159	227,675
CNH Industrial NV	12,504	71,214
Coca-Cola European Partners plc	2,871	107,749
Compass Group plc	20,292	316,152
Croda International plc	1,574	83,040
DCC plc	1,289	80,500
Diageo plc	29,868	947,100
Direct Line Insurance Group plc	18,282	66,742
easyJet plc	2,112	14,635
Experian plc	11,682	324,658
Fiat Chrysler Automobiles NV(c)	13,464	96,116
G4S plc	20,630	23,465
GlaxoSmithKline plc	63,493	1,191,393
GVC Holdings plc	7,296	50,537
Halma plc	4,761	111,817
Hargreaves Lansdown plc	3,784	64,293
HSBC Holdings plc(d)	258,515	1,451,244
Imperial Brands plc	12,079	222,922
Informa plc	15,544	84,664
InterContinental Hotels Group plc	2,118	90,107

Security	Shares	Value

United Kingdom (continued)
Intertek Group plc	2,023	$118,194
ITV plc	48,169	39,529
J Sainsbury plc	23,366	60,457
JD Sports Fashion plc	5,572	31,207
Johnson Matthey plc	2,573	56,694
Kingfisher plc	28,521	50,097
Land Securities Group plc	9,146	63,070
Legal & General Group plc	76,613	181,014
Lloyds Banking Group plc	891,442	348,511
London Stock Exchange Group plc	4,034	360,865
M&G plc(c)	33,500	46,599
Marks & Spencer Group plc	25,923	31,425
Meggitt plc	10,324	37,111
Melrose Industries plc	59,712	66,354
Micro Focus International plc	4,442	21,919
National Grid plc	44,061	514,821
Next plc	1,623	81,424
Ocado Group plc(c)	5,603	84,047
Pearson plc	10,380	71,062
Persimmon plc	4,139	97,840
Prudential plc	32,860	411,731
Reckitt Benckiser Group plc	9,029	687,789
RELX plc	24,673	526,582
Rentokil Initial plc	23,374	111,634
Rio Tinto Ltd.	4,767	245,593
Rolls-Royce Holdings plc(c)	22,002	92,990
Royal Bank of Scotland Group plc	59,808	82,468
RSA Insurance Group plc	13,648	71,221
Sage Group plc (The)	13,453	97,824
Schroders plc	1,653	50,536
Segro plc	13,815	130,598
Severn Trent plc	3,146	89,054
Smith & Nephew plc	11,036	194,416
Smiths Group plc	5,262	79,336
Spirax-Sarco Engineering plc	915	91,860
SSE plc	12,957	208,207
St. James’s Place plc	7,035	65,692
Standard Chartered plc	34,388	190,124
Standard Life Aberdeen plc	31,196	86,095
Taylor Wimpey plc	39,831	57,315
Tesco plc	125,697	354,972
Unilever NV	18,677	917,999
Unilever plc	14,116	711,873
United Utilities Group plc	8,430	94,365
Vodafone Group plc	340,361	470,871
Weir Group plc (The)	3,203	28,488
Whitbread plc	1,784	66,118
Wm Morrison Supermarkets plc	29,757	65,009
WPP plc	15,652	106,417

		19,652,242

United States — 0.3%
Carnival plc	2,137	25,507
CyberArk Software Ltd.(c)(d)	497	42,523
Ferguson plc	2,904	179,562
James Hardie Industries plc, CDI	5,392	62,605
QIAGEN NV(c)	2,837	114,550

		424,747

Total Common Stocks — 96.3% (Cost: $180,552,911)		143,219,322

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities — 0.5%

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG (Preference)	733	$31,083
Fuchs Petrolub SE (Preference)	924	32,960
Henkel AG & Co. KGaA (Preference)	2,243	179,399
Porsche Automobil Holding SE (Preference)	1,910	79,839
Sartorius AG (Preference)	473	113,083
Volkswagen AG (Preference)	2,362	272,094

		708,458

Total Preferred Stocks — 0.5% (Cost: $690,943)		708,458

Total Long-Term Investments — 96.8% (Cost: $181,243,854)		143,927,780

Security	Shares	Value

Short-Term Securities — 3.5%
SL Liquidity Series, LLC, Money Market Series, 0.88%(f)(g)*	5,176,400	$5,174,847

Total Short-Term Securities — 3.5% (Cost: $5,176,540)		5,174,847

Total Investments — 100.3% (Cost: $186,420,394)		149,102,627

Liabilities in Excess of Other Assets — (0.3)%		(475,080)

Net Assets — 100.0%		$148,627,547

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)(c)	13,454	—	(13,454)	—	$—	$243		$—	$—
SL Liquidity Series, LLC, Money Market Series(c)	1,651,468	3,524,932	—	5,176,400	5,174,847	6,023	(d)	(97)	(1,709)

					$5,174,847	$6,266		$(97)	$(1,709)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares purchased (sold).
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	13	06/11/20	$1,136	$94,532
SPI 200 Index	7	06/18/20	550	(4,399)
EURO STOXX 50 Index	53	06/19/20	1,606	147,865
FTSE 100 Index	12	06/19/20	840	57,122

				$295,120

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

CDI	Crest Depository Interests

CVA	Certification Van Aandelon (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

REIT	Real Estate Investment Trust

SCA	Svenska Cellulosa Aktiebolaget

SDR	Swedish Depositary Receipts

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$9,290,531	$4,280	$9,294,811
Austria	—	243,138	—	243,138
Belgium	—	1,250,758	—	1,250,758
Chile	—	50,073	—	50,073
China	482,488	186,413	—	668,901
Colombia	—	36,313	—	36,313
Denmark	—	3,149,081	—	3,149,081
Finland	—	1,648,102	—	1,648,102
France	—	15,053,994	—	15,053,994
Germany	—	11,051,837	—	11,051,837
Hong Kong	35,390	4,587,928	—	4,623,318
Ireland	271,318	582,325	—	853,643
Israel	341,774	484,190	—	825,964
Italy	—	2,824,824	—	2,824,824
Japan	42,130	37,897,660	—	37,939,790
Luxembourg	—	221,514	—	221,514
Macau	—	310,958	—	310,958
Netherlands	646,558	5,658,056	—	6,304,614
New Zealand	—	436,750	—	436,750
Norway	—	786,492	—	786,492
Portugal	—	264,560	—	264,560
Russia	—	19,307	—	19,307
Singapore	—	1,727,735	—	1,727,735
South Africa	—	328,604	—	328,604
Spain	—	3,709,520	—	3,709,520
Sweden	—	3,664,022	—	3,664,022
Switzerland	—	15,853,710	—	15,853,710
United Kingdom	107,749	19,544,493	—	19,652,242
United States	157,073	267,674	—	424,747

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock International Index V.I. Fund

	Level 1	Level 2	Level 3	Total
Preferred Securities(a)	$—	$708,458	$—	$708,458

Subtotal	$2,084,480	$141,839,020	$4,280	$143,927,780

Investments Valued at NAV(b)				5,174,847

Total Investments				$149,102,627

Derivative Financial Instruments(c)
Assets:
Equity contracts	$299,519	$—	$—	$299,519
Liabilities:
Equity contracts	(4,399)	—	—	(4,399)

	$295,120	$—	$—	$295,120

(a)	See above Schedule of Investments for values in each country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12